CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
Supplement to
Calvert Tax-Free Bond Fund Prospectus (Class A)
dated April 30, 2015
Calvert Tax-Free Responsible Impact Bond Fund Prospectus (Class C and Y)
dated July 15, 2015
Calvert Tax-Free Responsible Impact Bond Fund Prospectus (Class I)
dated July 15, 2015
Date of Supplement: November 12, 2015
Catherine P. Roy will not serve as a portfolio manager for Calvert Tax-Free Responsible Impact Bond Fund. Delete any and all references to Ms. Roy in the Prospectus or any supplement thereto.

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